Financial Risks - Transaction Exposure (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risks
Operating Expenses (as a percentage)	0.00%	1.00%
USD
Financial Risks
Revenue (as a percentage)	72.00%	68.00%	14.00%
Operating Expenses (as a percentage)	16.00%	20.00%	43.00%
EUR
Financial Risks
Revenue (as a percentage)	28.00%	32.00%	86.00%
Operating Expenses (as a percentage)	58.00%	48.00%	36.00%
GBP
Financial Risks
Operating Expenses (as a percentage)	6.00%	4.00%	3.00%
SEK
Financial Risks
Operating Expenses (as a percentage)	20.00%	27.00%	18.00%